UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01136
SECURITY EQUITY FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY EQUITY FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: December 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Security Equity Fund
December 31, 2008	All Cap Value Series

	Shares	Value
COMMON STOCKS - 92.8%
Aerospace & Defense - 2.3%
United Technologies Corporation	302	$16,187

Air Freight & Logistics - 2.1%
FedEx Corporation	234	15,011

Apparel Retail - 0.7%
Brown Shoe Company, Inc.	401	3,397
Chico’s FAS, Inc. *	160	669
Talbots, Inc.	460	1,099

		5,165

Apparel, Accessories & Luxury Goods - 0.6%
Fossil, Inc. *	100	1,670
Maidenform Brands, Inc. *	183	1,857
Oxford Industries, Inc.	115	1,009

		4,536

Application Software - 0.0%
EPIQ Systems, Inc. *	10	167

Biotechnology - 0.0%
Combinatorx, Inc. *	440	273

Building Products - 1.2%
Trex Company, Inc. *	200	3,292
USG Corporation *	650	5,226

		8,518

Coal & Consumable Fuels - 0.6%
Evergreen Energy, Inc. *	1,500	435
USEC, Inc. *	874	3,924

		4,359

Communications Equipment - 0.7%
Symmetricom, Inc. 1,*	1,220	4,819

Computer Hardware - 1.6%
Hewlett-Packard Company	308	11,177

Computer Storage & Peripherals - 0.3%
STEC, Inc. *	441	1,879

Construction & Engineering - 1.6%
Insituform Technologies, Inc. *	304	5,986
URS Corporation *	126	5,137

		11,123

Construction Materials - 1.0%
Eagle Materials, Inc.	400	7,364

Consumer Finance - 1.9%
Capital One Financial Corporation	249	7,940
First Marblehead Corporation *	4,365	5,631

		13,571

Data Processing & Outsourced Services - 5.1%
Affiliated Computer Services, Inc. *	177	8,133
Computer Sciences Corporation *	218	7,661
Gevity HR, Inc.	199	300
Western Union Company	1,370	19,646

		35,740

Department Stores - 1.6%
JC Penney Company, Inc.	564	11,111

Diversified Banks - 2.2%
Wells Fargo & Company	526	15,507

Diversified Chemicals - 0.8%
Dow Chemical Company	382	5,764

Drug Retail - 1.8%
CVS Caremark Corporation	436	12,531

Electric Utilities - 4.8%
Allete, Inc.	80	2,582
Edison International	612	19,657
Empire District Electric Company	60	1,056
Great Plains Energy, Inc.	242	4,678
Northeast Utilities	116	2,791
Westar Energy, Inc.	131	2,687

		33,451

Electrical Components & Equipment - 0.4%
Power-One, Inc. 1,*	2,307	2,745

Electronic Manufacturing Services - 1.6%
Maxwell Technologies, Inc. 1,*	646	3,275
Tyco Electronics, Ltd.	510	8,267

		11,542

Forest Products - 0.1%
Louisiana-Pacific Corporation	393	613

Gas Utilities - 0.5%
Atmos Energy Corporation	151	3,579

Health Care Equipment - 2.4%
Aspect Medical Systems, Inc. *	263	886
Covidien, Ltd.	171	6,197
Hospira, Inc. *	343	9,199

		16,282

Health Care Facilities - 0.3%
Community Health Systems, Inc. *	125	1,823

Health Care Services - 1.6%
Medco Health Solutions, Inc. *	173	7,250
Pediatrix Medical Group, Inc. *	100	3,170
Providence Service Corporation *	100	145
RehabCare Group, Inc. *	48	728

		11,293

Highways & Railtracks - 0.1%
Quixote Corporation [1]	142	923

Home Furnishings - 0.9%
Leggett & Platt, Inc.	398	6,046

Home Improvement Retail - 3.5%
Lowe’s Companies, Inc.	1,140	24,533

Human Resource & Employment Services - 0.4%
Administaff, Inc.	125	2,705

Schedule of Investments	Security Equity Fund
December 31, 2008	All Cap Value Series

	Shares	Value
COMMON STOCKS - 92.8% (continued)
Hypermarkets & Super Centers - 2.6%
Wal-Mart Stores, Inc.	324	$18,163

Industrial Conglomerates - 2.4%
General Electric Company	655	10,611
McDermott International, Inc. *	625	6,175

		16,786

Industrial Machinery - 1.5%
Dover Corporation	106	3,490
Harsco Corporation	100	2,768
Parker Hannifin Corporation	100	4,254

		10,512

Integrated Oil & Gas - 5.1%
Chevron Corporation	166	12,279
ConocoPhillips	187	9,687
Exxon Mobil Corporation	166	13,251

		35,217

Integrated Telecommunication Services - 1.0%
Windstream Corporation	787	7,240

Managed Health Care - 1.2%
Aetna, Inc.	300	8,550

Movies & Entertainment - 2.2%
Time Warner, Inc.	1,521	15,300

Multi-Line Insurance - 1.0%
American Financial Group, Inc.	292	6,681

Multi-Utilities - 0.6%
SCANA Corporation	117	4,165

Oil & Gas Drilling - 0.4%
Helmerich & Payne, Inc.	116	2,639

Oil & Gas Equipment & Services - 1.4%
Global Industries, Ltd. *	600	2,094
Halliburton Company	438	7,963

		10,057

Oil & Gas Exploration & Production - 2.0%
Chesapeake Energy Corporation	400	6,468
Goodrich Petroleum Corporation *	100	2,995
Gulfport Energy Corporation *	162	640
Newfield Exploration Company *	57	1,126
PetroHawk Energy Corporation *	200	3,126

		14,355

Oil & Gas Storage & Transportation - 1.2%
Southern Union Company	191	2,491
Williams Companies, Inc.	424	6,139

		8,630

Other Diversified Financial Services - 1.8%
JPMorgan Chase & Company	410	12,927

Packaged Foods & Meats - 3.2%
Hormel Foods Corporation	261	8,111
JM Smucker Company	124	5,377
Smithfield Foods, Inc. *	281	3,954
TreeHouse Foods, Inc. *	203	5,530

		22,972

Paper Packaging - 1.3%
Bemis Company, Inc.	234	5,541
Sonoco Products Company	155	3,590

		9,131

Paper Products - 0.5%
Schweitzer-Mauduit International, Inc.	166	3,323

Pharmaceuticals - 1.7%
Schering-Plough Corporation	707	12,040

Property & Casualty Insurance - 6.6%
Alleghany Corporation *	18	5,076
Assured Guaranty, Ltd.	300	3,420
Berkshire Hathaway, Inc. (Cl.B) *	6	19,284
Employers Holdings, Inc.	169	2,789
Hanover Insurance Group, Inc.	142	6,102
United America Indemnity, Ltd. *	320	4,099
W.R. Berkley Corporation	161	4,991

		45,761

Railroads - 2.4%
Kansas City Southern *	76	1,448
Union Pacific Corporation	322	15,391

		16,839

Regional Banks - 0.9%
Wilmington Trust Corporation	300	6,672

Research & Consulting Services - 3.4%
Equifax, Inc.	637	16,894
ICF International, Inc. *	100	2,457
Navigant Consulting, Inc. *	252	3,999

		23,350

Restaurants - 0.2%
Red Robin Gourmet Burgers, Inc. *	81	1,363

Security & Alarm Services - 0.5%
GeoEye, Inc. *	200	3,846

Semiconductors - 1.0%
IXYS Corporation [1]	884	7,302

Specialty Chemicals - 1.6%
Rohm & Haas Company	162	10,011
Zoltek Companies, Inc. *	100	899

		10,910

Tobacco - 2.1%
Philip Morris International, Inc.	337	14,663

Schedule of Investments	Security Equity Fund
December 31, 2008	All Cap Value Series

	Shares	Value
COMMON STOCKS -; 92.8% (continued)
Trucking - 0.3%
Saia, Inc. *	210	$2,281

TOTAL COMMON STOCKS (cost $803,305)		$652,012

Total Investments — 92.8%
(cost $803,305)		$652,012
Cash & Other Assets, Less Liabilities — 7.2%		50,701

Total Net Assets — 100.0%		$702,713

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $803,305.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $19,064 (cost $24,790), or 2.7% of total net assets.

Schedule of Investments	Security Equity Fund
December 31, 2008	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS - 60.6%
Aerospace & Defense - 1.6%
Lockheed Martin Corporation [1,2]	3,753	$315,552
Northrop Grumman Corporation [1,2]	1,100	49,544

		365,096

Airlines - 3.0%
Alaska Air Group, Inc. 3,*	4,987	145,870
Allegiant Travel Company *	1,758	85,386
AMR Corporation 3, *	33,712	359,707
Ryanair Holdings plc ADR *	811	23,584
US Airways Group, Inc. *	14,175	109,573

		724,120

Aluminum - 0.1%
Aluminum Corporation of China, Ltd. ADR	1,013	13,686

Apparel Retail - 2.2%
Gap, Inc. [1,2]	6,000	80,340
Gymboree Corporation 1,2,*	3,000	78,270
HOT Topic, Inc. *	2,835	26,280
Jos A. Bank Clothiers, Inc. *	1,134	29,654
Ltd. Brands, Inc. [1,2]	5,100	51,204
Ross Stores, Inc. [1,2]	2,100	62,433
TJX Companies, Inc. [1,2]	3,600	74,052
Urban Outfitters, Inc. *	7,888	118,163

		520,396

Apparel, Accessories & Luxury Goods - 1.7%
Carter’s, Inc. 3,*	20,250	390,015
Phillips-Van Heusen Corporation [1,2]	800	16,104

		406,119

Auto Parts & Equipment - 0.4%
Fuel Systems Solutions, Inc. *	2,552	83,604

Biotechnology - 1.3%
Amgen, Inc. 1,2,*	1,800	103,950
Cephalon, Inc. 3,*	2,190	168,718
Cubist Pharmaceuticals, Inc. *	851	20,560

		293,228

Building Products - 0.1%
Trex Company, Inc. *	1,701	27,998

Coal & Consumable Fuels - 0.3%
Consol Energy, Inc.	2,401	68,620
Uranium Energy Corporation *	849	272

		68,892

Communications Equipment - 0.3%
Harmonic, Inc. 1,2,*	11,000	61,710

Computer & Electronics Retail - 0.3%
RadioShack Corporation [1,2]	5,100	60,894

Construction & Engineering - 2.4%
Aecom Technology Corporation *	2,836	87,150
Foster Wheeler, Ltd. *	2,837	66,329
Granite Construction, Inc.	2,268	99,633
Quanta Services, Inc. 3,*	7,829	155,015
URS Corporation 3,*	3,535	144,123

		552,250

Construction & Farm Machinery & Heavy Trucks - 1.6%
Joy Global, Inc. [1,2]	9,080	207,841
Tata Motors, Ltd. ADR	2,593	11,539
Trinity Industries, Inc. [1,2]	10,200	160,752

		380,132

Construction Materials - 0.9%
Vulcan Materials Company [3]	2,835	197,260

Distillers & Vintners - 0.2%
Diageo plc ADR	1,013	57,478

Diversified Banks - 2.1%
Wells Fargo & Company [3]	15,782	465,254

Diversified Metals & Mining - 0.1%
Anglo American plc ADR	1,337	15,536
Cia Vale do Rio Doce ADR	1,012	12,255
Ivanhoe Mines, Ltd. *	97	262

		28,053

Diversified Real Estate Activities - 0.4%
St. Joe Company *	3,969	96,526

Education Services - 0.6%
American Public Education, Inc. *	1,984	73,785
Strayer Education, Inc.	283	60,678

		134,463

Electrical Components & Equipment - 0.4%
AO Smith Corporation [1,2]	2,800	82,656

Exchange Traded Funds - 0.8%
Claymore	7,871	94,373
iShares FTSE	3,038	88,649

		183,022

Fertilizers & Agricultural Chemicals - 0.7%
Scotts Miracle-Gro Company	4,821	143,280
Sociedad Quimica y Minera de Chile S.A. ADR	1,013	24,707

		167,987

Food Retail - 0.4%
Safeway, Inc. [1,2]	3,900	92,703

General Merchandise Stores - 1.3%
99 Cents Only Stores 3,*	19,237	210,260
Family Dollar Stores, Inc. [1,2]	3,700	96,459

		306,719

Gold - 0.8%
Randgold Resources, Ltd. ADR [3]	4,271	187,582

		187,582

Health Care Distributors - 0.4%
Owens & Minor, Inc. [1,2]	2,700	101,655

Health Care Equipment - 0.4%
Baxter International, Inc. [1,2]	1,800	96,462

Health Care Facilities - 0.2%
Kindred Healthcare, Inc. 1,2,*	3,900	50,778

Schedule of Investments	Security Equity Fund
December 31, 2008	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS - 60.6% (continued)
Health Care Services - 1.1%
Chemed Corporation [3]	3,686	$146,592
Lincare Holdings, Inc. 1,2,*	3,800	102,334

		248,926

Home Entertainment Software - 2.0%
Shanda Interactive Entertainment, Ltd. ADR 1,2,*	15,100	488,636

Home Improvement Retail - 2.2%
Lowe’s Companies, Inc. [3]	11,867	255,378
Sherwin-Williams Company [3]	4,536	271,026

		526,404

Homebuilding - 0.1%
MDC Holdings, Inc.	851	25,785

Housewares & Specialties - 0.3%
Jarden Corporation *	5,482	63,043

Human Resource & Employment Services - 0.4%
Watson Wyatt Worldwide, Inc. [1,2]	2,200	105,204

Hypermarkets & Super Centers - 1.1%
BJ’s Wholesale Club, Inc. *	2,794	95,722
Wal-Mart Stores, Inc. [1,2]	2,767	155,118

		250,840

Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. [1,2]	5,100	127,959

Industrial Conglomerates - 0.3%
General Electric Company [1,2]	4,200	68,040

Industrial Machinery - 0.3%
Watts Water Technologies, Inc. [1,2]	2,800	69,916

Integrated Oil & Gas - 0.6%
ConocoPhillips [1,2]	1,500	77,700
Suncor Energy, Inc.	2,674	52,143

		129,843

Integrated Telecommunication Services - 1.3%
AT&T, Inc. [1,2]	10,600	302,100

Internet Software & Services - 0.1%
AsiaInfo Holdings, Inc. *	810	9,590
MercadoLibre, Inc. *	1,297	21,284

		30,874

Investment Banking & Brokerage - 1.7%
Greenhill & Company, Inc. [3]	3,120	217,682
KBW, Inc. *	6,018	138,414
Stifel Financial Corporation *	1,134	51,994

		408,090

IT Consulting & Other Services - 0.5%
Accenture, Ltd.	3,153	103,387
CGI Group, Inc. *	568	4,430

		107,817

Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. 1,2,*	2,000	52,400
Life Technologies Corporation 1,2,*	2,800	65,268
Millipore Corporation 1,2,*	1,800	92,736

		210,404

Managed Health Care - 0.1%
WellCare Health Plans, Inc. 1,2,*	2,300	29,578

Mortgage REIT’s - 1.0%
Annaly Capital Management, Inc. [3]	14,460	229,480

Movies & Entertainment - 0.7%
Marvel Entertainment, Inc. 1,2,*	5,400	166,050

Multi-Line Insurance - 0.4%
Genworth Financial, Inc. [1,2]	4,000	11,320
HCC Insurance Holdings, Inc.	2,835	75,836

		87,156

Oil & Gas Equipment & Services - 0.3%
Tenaris S.A. ADR	3,363	70,556
WSP Holdings, Ltd. ADR *	722	3,047

		73,603

Oil & Gas Exploration & Production - 1.2%
Anadarko Petroleum Corporation [1,2]	2,755	106,205
Southwestern Energy Company 3,*	6,521	188,913

		295,118

Other Diversified Financial Services - 0.4%
JPMorgan Chase & Company	3,093	97,522

Packaged Foods & Meats - 0.1%
American Dairy, Inc. *	846	12,724

Paper Packaging - 0.2%
Bemis Company, Inc.	1,944	46,034

Personal Products - 0.2%
Herbalife, Ltd. [1,2]	2,500	54,200

Pharmaceuticals - 2.2%
Forest Laboratories, Inc. 1,2,*	3,400	86,598
Johnson & Johnson [1,2]	5,000	299,150
Viropharma, Inc. 1,2,*	9,900	128,898

		514,646

Property & Casualty Insurance - 1.9%
ACE, Ltd.	1,261	66,732
Amtrust Financial Services, Inc. [1,2]	6,000	69,600
Chubb Corporation [3]	3,686	187,987
Cincinnati Financial Corporation	1,135	32,994
W.R. Berkley Corporation	2,960	91,760

		449,073

Schedule of Investments	Security Equity Fund
December 31, 2008	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS - 60.6% (continued)
Regional Banks - 1.7%
Commerce Bancshares, Inc. [3]	8,316.05	$365,490
East West Bancorp, Inc.	2,268	36,220

		401,710

Reinsurance - 1.4%
Endurance Specialty Holdings, Ltd. [1,2]	3,000	91,590
PartnerRe, Ltd.	1,970	140,402
Reinsurance Group of America, Inc. [1,2]	2,300	98,486

		330,478

Restaurants - 2.4%
Jack in the Box, Inc. 1,2,*	4,000	88,360
McDonald’s Corporation [3]	3,120	194,033
Panera Bread Company 3,*	5,103	266,581

		548,974

Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 1,2,*	9,200	20,056

Specialty Stores - 1.0%
Signet Jewelers, Ltd.	2,172	18,831
Staples, Inc.	5,325	95,424
Tractor Supply Company *	3,604	130,249

		244,504

Steel - 0.2%
ArcelorMittal	2,026	49,819

Systems Software - 2.0%
CA, Inc. [1,2]	19,362	358,778
Check Point Software Technologies *	1,436	27,270
Symantec Corporation 1,2,*	5,900	79,768

		465,816

Technology Distributors - 0.5%
Arrow Electronics, Inc. 1,2,*	2,600	48,984
Avnet, Inc. 1,2,*	3,100	56,451

		105,435

Tobacco - 2.9%
Altria Group, Inc. [1,2]	16,700	251,502
Philip Morris International, Inc. [1,2]	9,800	426,398

		677,900

Trucking - 1.3%
Con-way, Inc. [1,2]	1,700	45,220
Heartland Express, Inc.	7,371	116,167
Knight Transportation, Inc. *	8,686	140,018

		301,405

TOTAL COMMON STOCKS (cost $17,211,559)		$14,171,885

FOREIGN STOCKS - 7.9%
Canada - 1.4%
Agnico-Eagle Mines, Ltd.	6,195	$319,629

France - 0.3%
UBISOFT Entertainment *	3,202	62,398

Germany - 1.9%
Volkswagen AG	1,300	454,005

Indonesia - 0.2%
Bumi Resources Tbk PT	459,746	37,861

Italy - 0.2%
Unione di Banche Italiane SCPA	3,793	54,523

Japan - 0.8%
JGC Corporation	7,288	105,072
NTT DoCoMo, Inc.	52	101,106

		206,178

Portugal - 0.5%
BRISA	15,796	118,076

South Africa - 0.2%
Aveng, Ltd.	13,276	43,087

Switzerland - 0.7%
Basilea Pharmaceutica *	500	69,782
Lonza Group AG	1,056	96,553

		166,335

United Kingdom - 1.7%
AstraZeneca plc	2,600	106,488
Cadbury plc	7,871	69,425
GlaxoSmithKline plc	5,200	97,460
Imperial Tobacco Group plc	4,425	118,736

		392,109

TOTAL FOREIGN STOCKS (cost $2,202,041)		$1,854,201

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 14.7%
Federal Home Loan Bank 2.30%, 1/20/2009[3]	$100,000	$100,000
Federal National Mortgage Association 0.80%, 1/28/2009[1]	3,350,000	3,350,000

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $3,447,877)		$3,450,000

SHORT TERM INVESTMENTS - 17.8%
State Street Treasury Money Market Fund	$4,156,399	$4,156,399

TOTAL SHORT TERM INVESTMENTS (cost $4,156,399)		$4,156,399

REPURCHASE AGREEMENT - 4.5%
State Street, 0.01%, dated 12/31/08, matures 01/02/09; repurchase amount $1,049,931 (Collateralized by FHLMC, 09/17/10 with a value of $1,049,930)	$1,049,930	$1,049,930

TOTAL REPURCHASE AGREEMENT (cost $1,049,930)		$1,049,930

Schedule of Investments	Security Equity Fund
December 31, 2008	Alpha Opportunity Series

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 4.5% (continued)
Total Investments - 105.5% (cost $28,067,806)		$24,682,415
Liabilities, Less Cash & Other Assets - (5.5)%		(1,281,407)

Total Net Assets - 100.0%		$23,401,007

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS - (16.2)%
Advertising - (0.3)%
Focus Media Holding, Ltd. ADR 4,*	(2,130)	$(63,900)

Alternative Carriers - (0.1)%
Global Crossing, Ltd. 4,*	(1,800)	(28,746)

Biotechnology - (2.1)%
Acorda Therapeutics, Inc. 4,*	(2,800)	(74,900)
Alnylam Pharmaceuticals, Inc. 4,*	(2,900)	(85,288)
Cepheid, Inc. 4,*	(5,300)	(81,620)
Regeneron Pharmaceuticals, Inc. 4,*	(3,180)	(69,038)
Rigel Pharmaceuticals, Inc. 4,*	(3,050)	(78,324)
Savient Pharmaceuticals, Inc. 4,*	(2,420)	(48,013)
Vertex Pharmaceuticals, Inc. 4,*	(2,600)	(71,942)

		(509,125)

Building Products - (0.6)%
USG Corporation 4,*	(4,940)	(141,877)

Communications Equipment - (0.2)%
Riverbed Technology, Inc. 4,*	(3,280)	(43,624)

Computer & Electronics Retail - 0.0%
RadioShack Corporation	(489)	(5,839)

Computer Storage & Peripherals - (0.2)%
Intermec, Inc. 4,*	(2,740)	(54,307)

Distillers & Vintners - (0.1)%
Constellation Brands, Inc. *	(1,466)	(23,119)

Diversified Banks - (2.3)%
Wachovia Corporation [4]	(13,328)	(197,388)
Wells Fargo & Company [4]	(9,730)	(342,301)

		(539,689)

Diversified Metals & Mining - (0.2)%
Ivanhoe Mines, Ltd. 4,*	(4,440)	(37,030)

Electric Utilities - (1.1)%
Korea Electric Power Corporation ADR [4]	(18,310)	(247,734)
PPL Corporation	(250)	(7,673)

		(255,407)

Exchange Traded Funds - (0.1)%
PowerShares DB Agriculture Fund	(489)	(12,812)

Health Care Equipment - (0.2)%
Intuitive Surgical, Inc. 4,*	(200)	(56,100)

Health Care Services - (0.4)%
athenahealth, Inc. 4,*	(2,500)	(89,625)

Health Care Supplies - (0.3)%
Align Technology, Inc. 4,*	(6,100)	(74,420)

Home Entertainment Software - (0.2)%
Electronic Arts, Inc. 4,*	(900)	(36,720)

Integrated Telecommunication Services - (0.1)%
Verizon Communications, Inc.	(489)	(16,577)

Internet Software & Services - (1.1)%
Baidu.com ADR 4,*	(200)	(53,726)
Equinix, Inc. 4,*	(1,000)	(79,940)
SAVVIS, Inc. 4,*	(5,700)	(84,017)
VeriSign, Inc. 4,*	(1,200)	(30,756)

		(248,439)

Leisure Products - (1.2)%
Pool Corporation [4]	(11,639)	(288,065)

Life Sciences Tools & Services - (1.1)%
AMAG Pharmaceuticals, Inc. 4,*	(1,900)	(82,954)
Exelixis, Inc. 4,*	(4,500)	(28,845)
Luminex Corporation 4,*	(2,500)	(63,725)
Sequenom, Inc. 4,*	(3,810)	(78,524)

		(254,048)

Managed Health Care - (0.1)%
UnitedHealth Group, Inc.	(489)	(13,007)

Oil & Gas Exploration & Production - (0.5)%
BPZ Resources, Inc. 4,*	(5,700)	(107,160)

Packaged Foods & Meats - (0.1)%
Smithfield Foods, Inc. *	(1,465)	(20,613)

Pharmaceuticals - (0.6)%
Auxilium Pharmaceuticals, Inc. 4,*	(1,540)	(56,703)
Sepracor, Inc. 4,*	(1,400)	(24,500)
XenoPort, Inc. 4,*	(1,376)	(63,062)

		(144,265)

Regional Banks - (0.4)%
PrivateBancorp, Inc. [4]	(2,390)	(102,770)

Semiconductor Equipment - (0.1)%
Varian Semiconductor Equipment Associates, Inc. 4,*	(1,260)	(33,037)

Semiconductors - (0.7)%
Cree, Inc. 4,*	(4,000)	(109,840)
Rambus, Inc. 4,*	(3,600)	(55,224)

		(165,064)

Schedule of Investments	Security Equity Fund
December 31, 2008	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS - (16.2)% (continued)
Soft Drinks - (0.4)%
Hansen Natural Corporation 4,*	(3,250)	$(96,232)

Specialty Chemicals - (0.2)%
Zoltek Companies, Inc. 4,*	(2,700)	(49,221)

Systems Software - (0.5)%
Red Hat, Inc. 4,*	(2,610)	(46,589)
VMware, Inc. 4,*	(2,400)	(68,592)

		(115,181)

Wireless Telecommunication Services - (0.7)%
Clearwire Corporation 4,*	(2,530)	(28,665)
Leap Wireless International, Inc. 4,*	(1,500)	(65,100)
SBA Communications Corporation 4,*	(2,400)	(69,096)

		(162,861)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $3,762,616)		$(3,788,880)

FOREIGN STOCKS - (15.6)%
Australia - (1.1)%
Aquila Resources, Ltd. 4,*	(2,500)	(21,907)
Arrow Energy, Ltd. 4,*	(8,900)	(22,965)
Ausenco, Ltd. [4]	(2,100)	(22,658)
Queensland Gas Company, Ltd. 4,*	(12,800)	(49,787)
Riversdale Mining, Ltd. 4,*	(6,700)	(50,985)
Sino Gold Mining, Ltd. 4,5,*	(8,600)	(35,368)
Western Areas NL 4,*	(6,200)	(44,457)

		(248,127)

Austria - (1.9)%
bwin Interactive Entertainment AG 4,*	(1,600)	(45,582)
Erste Group Bank AG 4	(5,200)	(319,536)
Intercell AG 4,*	(1,900)	(74,840)

		(439,958)

Bermuda - (0.1)%
C C Land Holdings, Ltd. [4]	(50,000)	(13,945)

Canada - (0.9)%
Agnico-Eagle Mines, Ltd. [4]	(1,800)	(119,002)
Silver Wheaton Corporation 4,*	(6,100)	(64,046)
Trican Well Service, Ltd. [4]	(2,000)	(34,043)

		(217,091)

China - (1.2)%
Anhui Conch Cement Company, Ltd. [4]	(4,500)	(20,259)
Beijing Capital International Airport Company, Ltd. [4]	(218,000)	(188,550)
China Communications Construction Company, Ltd. [4]	(15,000)	(15,536)
China National Building Material Company, Ltd. [4]	(14,700)	(19,910)
China National Materials Company, Ltd. 4,*	(34,400)	(17,537)

		(261,792)

Germany - (2.7)%
Premiere AG 4,*	(4,000)	(65,668)
Volkswagen AG [4]	(1,300)	(539,375)

		(605,043)

Gibraltar - (0.2)%
PartyGaming plc 4,*	(15,200)	(57,210)

Hong Kong - (0.2)%
China Merchants Holdings International Company, Ltd. [4]	(3,100)	(11,047)
Franshion Properties China, Ltd. [4]	(79,400)	(22,104)
Fushan International Energy Group, Ltd. 4,*	(66,000)	(23,727)

		(56,878)

Ireland - (0.2)%
Ryanair Holdings plc 4,*	(9,600)	(35,971)

Isle Of Man - (0.2)%
Genting International plc 4,*	(124,900)	(41,123)

Japan - (2.1)%
Access Company, Ltd. 4,*	(17)	(32,755)
Aeon Mall Company, Ltd. [4]	(1,700)	(52,093)
Aozora Bank, Ltd. [4]	(16,300)	(26,250)
Japan Steel Works, Ltd. [4]	(1,500)	(20,809)
Marui Group Company, Ltd. [4]	(29,100)	(219,527)
Mizuho Financial Group, Inc. [4]	(11)	(45,461)
Mizuho Trust & Banking Company, Ltd. [4]	(17,700)	(24,682)
Modec, Inc. [4]	(900)	(23,195)
Monex Group, Inc. [4]	(78)	(27,384)
Tokyo Broadcasting System, Inc. [4]	(1,300)	(21,836)
Toyo Tanso Company, Ltd. [4]	(500)	(27,007)

		(520,999)

Norway - (0.1)%
Sevan Marine ASA 4,*	(5,900)	(30,951)

Portugal - (1.9)%
BRISA [4]	(44,400)	(461,804)

Spain - (0.2)%
Zeltia S.A. [4]	(8,000)	(54,559)

Sweden - (1.7)%
Electrolux AB [4]	(30,100)	(395,762)

Switzerland - (0.6)%
Basilea Pharmaceutica 4,*	(500)	(83,364)
Meyer Burger Technology AG 4,*	(200)	(49,878)

		(133,242)

United Kingdom - (0.3)%
Imperial Energy Corporation plc 4,*	(3,900)	(77,681)

TOTAL FOREIGN STOCKS SOLD SHORT (proceeds $3,495,580)		$(3,652,136)

TOTAL SECURITIES SOLD SHORT - (31.8%)
(proceeds $7,258,196)		$(7,441,016)

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $28,386,258.
ADR American Depositary Receipt
plc Public Limited Company

Schedule of Investments	Security Equity Fund
December 31, 2008	Alpha Opportunity Series

*	Non-income producing security

[1]	Security is segregated as collateral for open short positions.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $6,067,962 (cost $8,644,590), or 25.9% of total net assets.

[3]	Security is segregated as collateral for open futures contracts.

[4]	Security is fair valued by the Valuation Committee at December 31, 2008. The total market value of fair valued securities amounts to $(7,341,376) (cost $(7,166,692)), or (31.4%) of total net assets.

[5]	Security is a PFIC (Passive Foreign Investment Company).

Schedule of Investments	Security Equity Fund
December 31, 2008	Equity Series

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	77,770	$2,553,189
United Technologies Corporation	48,300	2,588,880

		5,142,069

Air Freight & Logistics - 1.9%
FedEx Corporation	49,200	3,156,180

Apparel, Accessories & Luxury Goods - 1.3%
Coach, Inc. *	107,200	2,226,544

Asset Management & Custody Banks - 1.8%
Bank of New York Mellon Corporation	102,935	2,916,149

Biotechnology - 3.8%
Celgene Corporation *	47,070	2,602,030
Gilead Sciences, Inc. *	72,135	3,688,984

		6,291,014

Broadcasting - 0.2%
CBS Corporation	47,000	387,280

Building Products - 0.7%
USG Corporation *	151,800	1,220,472

Cable & Satellite - 1.7%
Comcast Corporation	168,920	2,851,370

Communications Equipment - 3.4%
Cisco Systems, Inc. *	148,895	2,426,989
Qualcomm, Inc.	89,895	3,220,937

		5,647,926

Computer Hardware - 5.3%
Apple, Inc. *	37,340	3,186,969
Hewlett-Packard Company	150,085	5,446,584

		8,633,553

Construction Materials - 0.9%
Vulcan Materials Company	20,300	1,412,474

Consumer Finance - 0.9%
Capital One Financial Corporation	38,800	1,237,332
First Marblehead Corporation *	251,109	323,931

		1,561,263

Data Processing & Outsourced Services - 2.0%
Western Union Company	232,200	3,329,748

Department Stores - 1.0%
JC Penney Company, Inc.	84,300	1,660,710

Diversified Banks - 1.5%
U.S. Bancorp	20,000	500,200
Wells Fargo & Company	68,700	2,025,276

		2,525,476

Diversified Chemicals - 0.5%
Dow Chemical Company	49,600	748,464

Drug Retail - 3.1%
CVS Caremark Corporation	181,125	5,205,533

		5,205,533

Electric Utilities - 1.7%
Edison International	86,500	2,778,380

Electrical Components & Equipment - 2.3%
Emerson Electric Company	105,330	3,856,131

Electronic Manufacturing Services - 0.8%
Tyco Electronics, Ltd.	85,600	1,387,576

Exchange Traded Funds - 1.0%
iShares Russell 1000 Value Index Fund	17,100	846,792
iShares S&P 500 Value Index Fund	18,300	826,794

		1,673,586

Fertilizers & Agricultural Chemicals - 2.7%
Monsanto Company	33,980	2,390,493
Mosaic Company	61,785	2,137,761

		4,528,254

Health Care Equipment - 1.6%
Covidien, Ltd.	33,800	1,224,912
Hospira, Inc. *	52,700	1,413,414

		2,638,326

Health Care Services - 1.1%
Medco Health Solutions, Inc. *	44,800	1,877,568

Home Improvement Retail - 3.3%
Lowe’s Companies, Inc.	250,940	5,400,228

		5,400,228

Household Products - 1.1%
Colgate-Palmolive Company	25,450	1,744,343

Hypermarkets & Super Centers - 5.3%
Costco Wholesale Corporation	42,500	2,231,250
Wal-Mart Stores, Inc.	117,130	6,566,307

		8,797,557

Industrial Conglomerates - 2.1%
General Electric Company	134,800	2,183,760
McDermott International, Inc. 1,*	125,600	1,240,928

		3,424,688

Industrial Gases - 1.3%
Air Products & Chemicals, Inc.	44,390	2,231,485

Industrial Machinery - 0.9%
Parker Hannifin Corporation	34,200	1,454,868

Insurance Brokers - 0.6%
AON Corporation	20,800	950,144

Integrated Oil & Gas - 4.0%
Chevron Corporation	29,900	2,211,703
ConocoPhillips	14,400	745,920
Exxon Mobil Corporation	45,700	3,648,231

		6,605,854

Integrated Telecommunication Services - 0.5%
Windstream Corporation	98,400	905,280

Schedule of Investments	Security Equity Fund
December 31, 2008	Equity Series

	Shares	Value
COMMON STOCKS - 97.2% (continued)
Internet Software & Services - 2.0%
Google, Inc. *	10,870	$3,344,156

Life & Health Insurance - 0.8%
MetLife, Inc.	40,300	1,404,858

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc. *	83,830	2,856,088

Managed Health Care - 0.7%
Aetna, Inc.	39,500	1,125,750

Movies & Entertainment - 1.1%
Time Warner, Inc.	185,100	1,862,106

Oil & Gas Drilling - 2.3%
Nabors Industries, Ltd. *	131,315	1,571,841
Transocean, Ltd. *	46,610	2,202,322

		3,774,163

Oil & Gas Equipment & Services - 0.8%
Halliburton Company	74,300	1,350,774

Oil & Gas Exploration & Production - 0.6%
Chesapeake Energy Corporation	64,400	1,041,348

Oil & Gas Storage & Transportation - 0.8%
Williams Companies, Inc.	93,900	1,359,672

Other Diversified Financial Services - 3.0%
JPMorgan Chase & Company	153,500	4,839,854

		4,839,854

Packaged Foods & Meats - 1.6%
General Mills, Inc.	44,200	2,685,150

Pharmaceuticals - 5.4%
Johnson & Johnson	43,460	2,600,212
Schering-Plough Corporation	160,500	2,733,315
Teva Pharmaceutical Industries, Ltd. ADR	84,180	3,583,542

		8,917,069

Property & Casualty Insurance - 2.4%
Berkshire Hathaway, Inc. *	42	4,057,200

Railroads - 4.2%
Burlington Northern Santa Fe Corporation	50,250	3,804,429
Union Pacific Corporation	62,500	2,987,500

		6,791,929

Research & Consulting Services - 1.0%
Equifax, Inc.	62,500	1,657,500

Restaurants - 1.9%
McDonald’s Corporation	49,410	3,072,808

Specialty Chemicals - 0.7%
Rohm & Haas Company	19,800	1,223,442

Systems Software - 1.6%
Oracle Corporation *	153,250	2,717,123

Tobacco - 1.2%
Altria Group, Inc.	47,700	718,362
Philip Morris International, Inc.	30,600	1,331,406

		2,049,768

TOTAL COMMON STOCKS (cost $220,628,254)		$161,301,251

Total Investments - 97.2%
(cost $220,628,254)		$161,301,251

Cash & Other Assets, Less Liabilities - 2.8%		4,634,870

Total Net Assets - 100.0%		$165,936,121

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $222,044,812.
ADR American Depositary Receipt

*	Non-income producing security

[1]	Portion of security is delayed in delivery due to executing broker’s bankruptcy declaration.

Schedule of Investments	Security Equity Fund
December 31, 2008	Global Series

	Shares	Value
COMMON STOCKS - 95.1%
Belgium - 0.7%
Mobistar S.A.	9,044	$652,416

Bermuda - 2.7%
Accenture, Ltd.	65,043	2,132,760
Max Capital Group, Ltd.	17,300	306,210

		2,438,970

Canada - 1.3%
Empire Company, Ltd.	12,798	512,719
George Weston, Ltd.	14,077	693,668

		1,206,387

Cayman Islands - 2.2%
Herbalife, Ltd.	21,817	472,993
Hutchison Telecommunications International, Ltd.	1,318,000	353,716
Netease.com ADR *	53,100	1,173,510

		2,000,219

France - 1.8%
UBISOFT Entertainment *	85,347	1,663,185

Germany - 0.8%
Norddeutsche Affinerie AG	17,550	686,457

Hong Kong - 0.7%
PCCW, Ltd.	1,383,000	660,237

Israel - 2.0%
Check Point Software Technologies *	94,322	1,791,175

Japan - 15.5%
Asahi Breweries, Ltd.	39,600	671,749
Astellas Pharma, Inc.	15,383	615,490
Chiba Bank, Ltd.	112,000	678,975
Circle K Sunkus Company, Ltd.	77,839	1,393,337
Hitachi High-Technologies Corporation	20,448	320,271
Hokkaido Electric Power Company, Inc.	25,600	641,940
JGC Corporation	85,921	1,238,740
Kirin Holdings Company, Ltd.	160,584	2,081,529
K’s Holdings Corporation	37,210	618,082
Nintendo Company, Ltd.	2,830	1,052,769
Nissha Printing Company, Ltd.	15,948	620,517
NTT DoCoMo, Inc.	1,293	2,514,028
Prima Meat Packers, Ltd.	239,660	467,565
Ryohin Keikaku Company, Ltd.	13,189	616,383
Takeda Pharmaceutical Company, Ltd.	13,300	680,209

		14,211,584

Papua New Guinea - 1.5%
Oil Search, Ltd.	400,837	1,325,717

Singapore - 2.0%
Singapore Press Holdings, Ltd.	828,521	1,798,744

South Africa - 1.0%
Aveng, Ltd.	269,189	873,645

Switzerland - 4.3%
ACE, Ltd.	35,826	1,895,912
Actelion, Ltd. *	12,364	688,370
Ciba Holding AG	2,524	113,555
Lonza Group AG	12,824	1,172,538

		3,870,375

Taiwan, Province of China - 0.8%
AU Optronics Corporation ADR	99,443	763,722

United Kingdom - 5.9%
AstraZeneca plc	16,369	670,428
Cadbury plc	193,207	1,704,146
GlaxoSmithKline plc	36,459	683,324
Imperial Tobacco Group plc	68,306	1,832,855
WH Smith plc	111,120	582,474

		5,473,227

United States - 51.9%
99 Cents Only Stores *	56,000	612,080
Abbott Laboratories	31,905	1,702,770
Activision Blizzard, Inc. *	103,900	897,696
Alkermes, Inc. *	32,224	343,186
Altria Group, Inc.	176,773	2,662,202
Amgen, Inc. *	10,594	611,804
Amsurg Corporation *	29,300	683,862
Apollo Group, Inc. *	8,877	680,156
AT&T, Inc.	28,350	807,975
Automatic Data Processing, Inc.	17,100	672,714
Biogen Idec, Inc. *	13,816	658,056
Bristol-Myers Squibb Company	29,700	690,525
Cal-Maine Foods, Inc.	24,700	708,890
Casey’s General Stores, Inc.	23,900	544,203
Cephalon, Inc. *	33,426	2,575,138
Charles River Laboratories International, Inc. *	17,100	448,020
Chemed Corporation	13,821	549,661
Comtech Telecommunications Corporation *	13,820	633,232
Cubist Pharmaceuticals, Inc. *	23,600	570,176
Emergency Medical Services Corporation *	14,181	519,166
Emergent Biosolutions, Inc. *	24,549	640,974
Endo Pharmaceuticals Holdings, Inc. *	28,700	742,756
Family Dollar Stores, Inc.	25,600	667,392
General Electric Company	36,700	594,540
Gentiva Health Services, Inc. *	10,211	298,774
Genuine Parts Company	24,990	946,121
Google, Inc. *	6,526	2,007,724
Harley-Davidson, Inc.	104,048	1,765,695
InterDigital, Inc. *	25,300	695,750
ITT Educational Services, Inc. *	7,588	720,708
Jarden Corporation *	63,373	728,790
Johnson & Johnson	25,204	1,507,955
King Pharmaceuticals, Inc. *	66,300	704,106
Kroger Company	23,600	623,276
Laboratory Corporation of America Holdings *	10,200	656,982
LHC Group, Inc. *	18,600	669,600
Lincare Holdings, Inc. *	25,353	682,757
Lockheed Martin Corporation	15,531	1,305,846
Martek Biosciences Corporation	17,141	519,544
MFA Mortgage Investments, Inc.	104,500	615,505
Millipore Corporation *	12,674	652,964
Mirant Corporation *	35,780	675,169

Schedule of Investments	Security Equity Fund
December 31, 2008	Global Series

	Shares	Value
COMMON STOCKS - 95.1% (continued)
United States - 51.9% (continued)
NetFlix, Inc. *	24,137	$721,455
Northrop Grumman Corporation	15,300	689,112
OSI Pharmaceuticals, Inc. *	18,407	718,793
Pantry, Inc. *	33,800	725,010
Philip Morris International, Inc.	39,897	1,735,918
Questcor Pharmaceuticals, Inc. *	70,400	655,424
RadioShack Corporation	50,365	601,358
Ruddick Corporation	24,400	674,660
Sherwin-Williams Company	10,900	651,275
Spartan Stores, Inc.	24,086	560,000
Strayer Education, Inc.	3,170	679,680
Syniverse Holdings, Inc. *	67,300	803,562
TiVo, Inc. *	46,100	330,076
Viropharma, Inc. *	39,500	514,290
Winn-Dixie Stores, Inc. *	42,400	682,640
World Fuel Services Corporation	19,118	707,366

		47,445,059

TOTAL COMMON STOCKS (Cost $91,703,053)		$86,861,119

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 6.8%
State Street Treasury Money Market Fund	$6,208,773	$6,208,773

TOTAL SHORT TERM INVESTMENTS (Cost $6,208,773)		$6,208,773

Total Investments - 101.9%		$93,069,892
(cost $97,911,826)
Liabilities, Less Cash & Other Assets - (1.9%)		(1,748,348)

Total Net Assets - 100.0%		$91,321,544

INVESTMENT CONCENTRATION
At December 31, 2008, the investment diversification of the Series was as follows:

	% of Net
Industry	Assets	Value

Pharmaceuticals	9.9%	$9,167,277
Biotechnology	8.0	7,326,041
Tobacco	6.7	6,230,975
Money Markets	6.8	6,208,773
Food Retail	6.4	5,849,513
Wireless Telecommunication Services	4.7	4,323,722
Home Entertainment Software	4.0	3,613,650
Health Care Services	3.7	3,376,940
Internet Software & Services	3.5	3,181,234
Packaged Foods & Meats	3.2	2,880,601
Brewers	2.9	2,753,278
Life Sciences Tools & Services	2.5	2,273,522
IT Consulting & Other Services	2.4	2,132,760
Construction & Engineering	2.4	2,112,385
Education Services	2.3	2,080,544
Aerospace & Defense	2.2	1,994,958
Property & Casualty Insurance	2.1	1,895,912
General Merchandise Stores	2.1	1,895,855
Publishing	2.0	1,798,744
Systems Software	2.0	1,791,175
Motorcycle Manufacturers	1.9	1,765,695
Integrated Telecommunication Services	1.6	1,468,212
Communications Equipment	1.5%	1,328,982
Oil & Gas Exploration & Production	1.5	1,325,717
Computer & Electronics Retail	1.4	1,219,440
Distributors	1.0	946,121
Electronic Components	0.8	763,722
Housewares & Specialties	0.8	728,790
Internet Retail	0.8	721,455
Oil & Gas Refining & Marketing	0.8	707,366
Diversified Metals & Mining	0.8	686,457
Health Care Facilities	0.7	683,862
Regional Banks	0.7	678,975
Independent Power Producers & Energy Traders	0.7	675,169
Data Processing & Outsourced Services	0.7	672,714
Home Improvement Retail	0.7	651,275
Electric Utilities	0.7	641,940
Commercial Printing	0.7	620,517
Mortgage REIT’s	0.7	615,505
Industrial Conglomerates	0.7	594,540
Specialty Stores	0.6	582,474
Food Distributors	0.6	560,000
Personal Products	0.5	472,993
Application Software	0.4	330,076
Technology Distributors	0.4	320,271
Reinsurance	0.3	306,210
Specialty Chemicals	0.1	113,555

Total Investments	101.9	$93,069,892

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $100,529,945.
ADR American Depositary Receipt
plc Public Limited Company

*	Non-income producing security

Schedule of Investments	Security Equity Fund
December 31, 2008	Global Institutional Series

	Shares	Value
COMMON STOCKS - 94.2%
Belgium - 0.7%
Mobistar S.A.	631	$45,519

Bermuda - 2.6%
Accenture, Ltd.	4,526	148,408
Max Capital Group, Ltd.	1,100	19,470

		167,878

Canada - 1.3%
Empire Company, Ltd.	920	36,857
George Weston, Ltd.	1,002	49,376

		86,233

Cayman Islands - 2.1%
Herbalife, Ltd.	1,400	30,352
Hutchison Telecommunications International, Ltd.	84,000	22,543
Netease.com ADR *	3,600	79,560

		132,455

France - 1.8%
UBISOFT Entertainment *	5,964	116,222

Germany - 0.7%
Norddeutsche Affinerie AG	1,223	47,837

Hong Kong - 0.7%
PCCW, Ltd.	97,000	46,307

Israel - 1.9%
Check Point Software Technologies *	6,593	125,201

Japan - 15.5%
Asahi Breweries, Ltd.	2,800	47,497
Astellas Pharma, Inc.	1,005	40,211
Chiba Bank, Ltd.	8,000	48,498
Circle K Sunkus Company, Ltd.	5,437	97,324
Hitachi High-Technologies Corporation	1,316	20,612
Hokkaido Electric Power Company, Inc.	1,800	45,136
JGC Corporation	6,052	87,253
Kirin Holdings Company, Ltd.	11,512	149,222
K’s Holdings Corporation	2,430	40,364
Nintendo Company, Ltd.	197	73,285
Nissha Printing Company, Ltd.	1,114	43,344
NTT DoCoMo, Inc.	90	174,990
Prima Meat Packers, Ltd.	17,360	33,869
Ryohin Keikaku Company, Ltd.	921	43,043
Takeda Pharmaceutical Company, Ltd.	900	46,029

		990,677

Papua New Guinea - 1.4%
Oil Search, Ltd.	28,031	92,709

Singapore - 2.0%
Singapore Press Holdings, Ltd.	57,930	125,768

South Africa - 0.9%
Aveng, Ltd.	18,794	60,995

Switzerland - 4.2%
ACE, Ltd.	2,569	135,951
Actelion, Ltd. *	861	47,936
Ciba Holding AG	162	7,288
Lonza Group AG	893	81,651

		272,826

Taiwan, Province of China - 0.8%
AU Optronics Corporation ADR	6,322	48,553

United Kingdom - 5.9%
AstraZeneca plc	1,163	47,634
Cadbury plc	13,493	119,012
GlaxoSmithKline plc	2,439	45,712
Imperial Tobacco Group plc	4,770	127,993
WH Smith plc	7,434	38,968

		379,319

United States - 51.7%
99 Cents Only Stores *	4,100	44,813
Abbott Laboratories	2,195	117,147
Activision Blizzard, Inc. *	7,200	62,208
Alkermes, Inc. *	2,165	23,057
Altria Group, Inc.	12,427	187,150
Amgen, Inc. *	775	44,756
Amsurg Corporation *	2,100	49,014
Apollo Group, Inc. *	620	47,504
AT&T, Inc.	2,012	57,342
Automatic Data Processing, Inc.	1,200	47,208
Biogen Idec, Inc. *	980	46,678
Bristol-Myers Squibb Company	2,100	48,825
Cal-Maine Foods, Inc.	1,600	45,920
Casey’s General Stores, Inc.	1,600	36,432
Cephalon, Inc. *	2,359	181,738
Charles River Laboratories International, Inc. *	1,100	28,820
Chemed Corporation	979	38,935
Comtech Telecommunications Corporation *	980	44,904
Cubist Pharmaceuticals, Inc. *	1,700	41,072
Emergency Medical Services Corporation *	1,069	39,136
Emergent Biosolutions, Inc. *	1,769	46,189
Endo Pharmaceuticals Holdings, Inc. *	2,000	51,760
Family Dollar Stores, Inc.	1,800	46,926
General Electric Company	2,600	42,120
Gentiva Health Services, Inc. *	621	18,170
Genuine Parts Company	1,731	65,536
Google, Inc. *	456	140,288
Harley-Davidson, Inc.	7,285	123,626
InterDigital, Inc. *	1,800	49,500
ITT Educational Services, Inc. *	530	50,340
Jarden Corporation *	4,402	50,623
Johnson & Johnson	1,761	105,361
King Pharmaceuticals, Inc. *	4,700	49,914
Kroger Company	1,657	43,761
Laboratory Corporation of America Holdings *	700	45,087
LHC Group, Inc. *	1,400	50,400
Lincare Holdings, Inc. *	1,742	46,912
Lockheed Martin Corporation	1,047	88,032
Martek Biosciences Corporation	1,198	36,311
MFA Mortgage Investments, Inc.	6,700	39,463
Millipore Corporation *	916	47,192
Mirant Corporation *	2,506	47,288

Schedule of Investments	Security Equity Fund
December 31, 2008	Global Institutional Series

	Shares	Value
COMMON STOCKS - 94.2% (continued)
United States - 51.7% (continued)
NetFlix, Inc. *	1,677	$50,126
Northrop Grumman Corporation	1,100	49,544
OSI Pharmaceuticals, Inc. *	1,349	52,679
Pantry, Inc. *	2,500	53,625
Philip Morris International, Inc.	2,780	120,958
Questcor Pharmaceuticals, Inc. *	4,900	45,619
RadioShack Corporation	3,345	39,939
Ruddick Corporation	1,600	44,240
Sherwin-Williams Company	800	47,800
Spartan Stores, Inc.	1,544	35,898
Strayer Education, Inc.	222	47,599
Syniverse Holdings, Inc. *	4,700	56,118
TiVo, Inc. *	3,200	22,912
Viropharma, Inc. *	2,800	36,456
Winn-Dixie Stores, Inc. *	3,000	48,300
World Fuel Services Corporation	1,328	49,136

		3,318,407

TOTAL COMMON STOCKS (Cost $6,250,796)		$6,056,906

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 7.5%
State Street Treasury Money Market Fund	$483,699	$483,699

TOTAL SHORT TERM INVESTMENTS (Cost $483,699)		$483,699

Total Investments - 101.7% (cost $6,734,495)		$6,540,605
Liabilities, Less Cash & Other Assets — (1.7%)		(110,088)

Total Net Assets - 100.0%		$6,430,517

INVESTMENT CONCENTRATION
At December 31, 2008, the investment diversification of the Series was as follows:

	% of Net
Industry	Assets	Value

Pharmaceuticals	9.9%	$634,668
Biotechnology	8.0	520,416
Money Markets	7.5	483,699
Tobacco	6.7	436,101
Food Retail	6.3	409,915
Wireless Telecommunication Services	4.7	299,170
Home Entertainment Software	3.9	251,715
Health Care Services	3.7	238,640
Internet Software & Services	3.4	219,848
Packaged Foods & Meats	3.1	198,801
Brewers	3.2	196,719
Life Sciences Tools & Services	2.5	157,663
IT Consulting & Other Services	2.3	148,408
Construction & Engineering	2.3	148,248
Education Services	2.3	145,443
Aerospace & Defense	2.1	137,576
Property & Casualty Insurance	2.1	135,951
General Merchandise Stores	2.1	134,782
Publishing	2.0	125,768
Systems Software	1.9	125,201
Motorcycle Manufacturers	1.9	123,626
Integrated Telecommunication Services	1.6	103,649
Communications Equipment	1.5%	94,404
Oil & Gas Exploration & Production	1.4	92,709
Computer & Electronics Retail	1.2	80,303
Distributors	1.0	65,536
Housewares & Specialties	0.8	50,623
Internet Retail	0.8	50,126
Oil & Gas Refining & Marketing	0.8	49,136
Health Care Facilities	0.8	49,014
Electronic Components	0.8	48,553
Regional Banks	0.8	48,498
Diversified Metals & Mining	0.7	47,837
Home Improvement Retail	0.7	47,800
Independent Power Producers & Energy Traders	0.7	47,288
Data Processing & Outsourced Services	0.7	47,208
Electric Utilities	0.7	45,136
Commercial Printing	0.7	43,344
Industrial Conglomerates	0.7	42,120
Mortgage REIT’s	0.6	39,463
Specialty Stores	0.6	38,968
Food Distributors	0.6	35,898
Personal Products	0.5	30,352
Application Software	0.4	22,912
Technology Distributors	0.3	20,612
Reinsurance	0.3	19,470
Specialty Chemicals	0.1	7,288

Total Investments	101.7	$6,540,605

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $6,859,943.
ADR American Depositary Receipt
plc Public Limited Company

*	Non-income producing security

Schedule of Investments	Security Equity Fund
December 31, 2008	Mid Cap Value Series

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 0.4%
Argon ST, Inc. *	153,800	$2,900,668

Apparel Retail - 2.4%
Brown Shoe Company, Inc.	879,500	7,449,365
Chico’s FAS, Inc. *	1,790,100	7,482,618
Talbots, Inc.	1,029,000	2,459,310

		17,391,293

Apparel, Accessories & Luxury Goods - 1.8%
Fossil, Inc. *	236,700	3,952,890
Maidenform Brands, Inc. *	635,900	6,454,385
Oxford Industries, Inc.	318,300	2,791,491

		13,198,766

Application Software - 0.2%
EPIQ Systems, Inc. *	24,383	407,440
PLATO Learning, Inc. 1,*	845,700	1,014,840

		1,422,280

Auto Parts & Equipment - 0.0%
HydroGen Corporation 1,2, *	1,260,000	12,600

Biotechnology - 0.1%
Combinatorx, Inc. *	866,300	537,106

Building Products - 0.8%
Trex Company, Inc. *	359,900	5,923,954

Coal & Consumable Fuels - 1.2%
Evergreen Energy, Inc. *	3,905,700	1,132,653
USEC, Inc. *	1,667,100	7,485,279

		8,617,932

Communications Equipment - 1.2%
EF Johnson Technologies, Inc. 1,*	870,000	1,165,800
Symmetricom, Inc. 1,*	1,955,870	7,725,687

		8,891,487

Computer Storage & Peripherals - 0.2%
STEC, Inc. *	307,300	1,309,098

Construction & Engineering - 4.9%
Insituform Technologies, Inc. *	824,300	16,230,467
Quanta Services, Inc. *	437,100	8,654,580
URS Corporation *	269,190	10,974,876

		35,859,923

Construction Materials - 1.0%
Eagle Materials, Inc.	400,100	7,365,841

Consumer Finance - 0.4%
First Marblehead Corporation *	2,084,978	2,689,622

Data Processing & Outsourced Services - 6.7%
Affiliated Computer Services, Inc. *	541,100	24,863,544
Computer Sciences Corporation *	662,500	23,280,250
Gevity HR, Inc.	809,700	1,222,647

		49,366,441

Electric Utilities - 8.1%
Allete, Inc.	194,557	6,278,354
Empire District Electric Company	248,170	4,367,792
Great Plains Energy, Inc.	875,400	16,921,482
Northeast Utilities	378,900	9,116,334
Pepco Holdings, Inc.	408,400	7,253,184
Westar Energy, Inc.	755,500	15,495,305

		59,432,451

Electrical Components & Equipment - 1.0%
Power-One, Inc. 1,2,*	5,626,300	6,695,297
UQM Technologies, Inc. 1,*	517,722	647,153

		7,342,450

Electronic Manufacturing Services - 1.0%
Maxwell Technologies, Inc. 1,2,*	1,446,000	7,331,220

Exchange Traded Funds - 4.9%
iShares Russell 2000 Value Index Fund	370,100	18,197,817
iShares S&P MidCap 400	353,000	17,762,960

		35,960,777

Forest Products - 0.3%
Louisiana-Pacific Corporation	1,200,300	1,872,468

Gas Utilities - 1.6%
Atmos Energy Corporation	493,000	11,684,100

Health Care Equipment - 0.3%
Aspect Medical Systems, Inc. *	606,700	2,044,579

Health Care Facilities - 1.2%
Community Health Systems, Inc. *	610,100	8,895,258

Health Care Services - 1.8%
Pediatrix Medical Group, Inc. *	318,500	10,096,450
Providence Service Corporation *	90,000	130,500
RehabCare Group, Inc. *	228,530	3,464,515

		13,691,465

Highways & Railtracks - 0.4%
Quixote Corporation [1,2]	479,100	3,114,150

Home Furnishings - 1.4%
Leggett & Platt, Inc.	668,800	10,159,072

Human Resource & Employment Services - 0.7%
Administaff, Inc. [3]	232,000	5,020,480

Industrial Conglomerates - 0.9%
McDermott International, Inc. *	694,000	6,856,720

Industrial Machinery - 1.0%
Harsco Corporation	230,800	6,388,544
Thermoenergy Corporation 1,*	1,963,964	883,784

		7,272,328

Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. 1,2,*	1,474,400	51,604

Multi-Line Insurance - 1.9%
American Financial Group, Inc. [3]	602,050	13,774,904

Multi-Utilities - 3.5%
NorthWestern Corporation	564,100	13,239,427
SCANA Corporation [3]	309,900	11,032,440

Schedule of Investments	Security Equity Fund
December 31, 2008	Mid Cap Value Series

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Multi-Utilities - 3.5% (continued)
TECO Energy, Inc.	115,700	$1,428,895

		25,700,762

Oil & Gas Drilling - 1.2%
Helmerich & Payne, Inc.	376,100	8,556,275

Oil & Gas Equipment & Services - 1.2%
Global Industries, Ltd. *	2,409,400	8,408,806

Oil & Gas Exploration & Production - 2.6%
Goodrich Petroleum Corporation *	89,100	2,668,545
Gulfport Energy Corporation *	664,000	2,622,800
Newfield Exploration Company 4,*	236,400	4,668,900
PetroHawk Energy Corporation *	582,500	9,104,475

		19,064,720

Oil & Gas Refining & Marketing - 0.0%
Nova Biosource Fuels, Inc. *	2,071,100	207,110

Oil & Gas Storage & Transportation - 1.3%
Southern Union Company	746,660	9,736,446

Packaged Foods & Meats - 7.9%
Del Monte Foods Company	570,000	4,069,800
Hormel Foods Corporation [3]	657,300	20,428,884
JM Smucker Company	381,300	16,533,168
Smithfield Foods, Inc. *	853,900	12,014,373
TreeHouse Foods, Inc. *	169,700	4,622,628

		57,668,853

Paper Packaging - 4.2%
Bemis Company, Inc.	802,800	19,010,304
Sonoco Products Company	511,600	11,848,656

		30,858,960

Paper Products - 1.2%
Schweitzer-Mauduit International, Inc.	438,700	8,782,774

Property & Casualty Insurance - 9.3%
Alleghany Corporation *	42,985	12,121,770
Assured Guaranty, Ltd. [3]	342,800	3,907,920
Employers Holdings, Inc.	382,300	6,307,950
Hanover Insurance Group, Inc.	447,000	19,207,590
United America Indemnity, Ltd. *	244,930	3,137,553
W.R. Berkley Corporation	759,800	23,553,801

		68,236,584

Railroads - 0.1%
Kansas City Southern *	42,300	805,815

Regional Banks - 6.2%
Commerce Bancshares, Inc. [3]	311,745	13,701,193
First Horizon National Corporation [3]	419,568.44	4,434,838
Old National Bancorp [3]	158,630	2,880,721
Wilmington Trust Corporation	1,077,400	23,961,376

		44,978,128

Research & Consulting Services - 3.7%
ICF International, Inc. *	376,100	9,240,777
Navigant Consulting, Inc. 3,*	1,134,600	18,006,102

		27,246,879

Restaurants - 0.4%
Red Robin Gourmet Burgers, Inc. *	175,500	2,953,665

Security & Alarm Services - 1.4%
GeoEye, Inc. *	526,710	10,128,633

Semiconductor Equipment - 0.8%
Ultratech, Inc. *	476,200	5,695,352

Semiconductors - 3.3%
IXYS Corporation [1,2]	2,748,900	22,705,914
RF Micro Devices, Inc. *	1,614,700	1,259,466

		23,965,380

Specialty Chemicals - 0.5%
Landec Corporation *	191,474	1,259,899
Zoltek Companies, Inc. *	250,600	2,252,894

		3,512,793

Trucking - 0.9%
Old Dominion Freight Line, Inc. *	61,790	1,758,543
Saia, Inc. *	417,270	4,531,553

		6,290,096

TOTAL COMMON STOCKS (cost $988,297,176)		$712,789,068

WARRANTS - 0.0%
Lime Energy Company $1.00, 3/19/2009	4,217	2,429
Nova Biosource Fuels, Inc. $2.40, 7/5/2011	677,450	43,822

TOTAL WARRANTS (cost $1,114,337)		$46,251

	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.9%
Electric Utilities - 0.5%
Power-One, Inc. 8.00%, 20132,5,6	$4,000,000	$3,391,240

Metals & Minerals - 0.4%
USEC, Inc. 3.00%, 2014	7,600,000	3,201,500

TOTAL CONVERTIBLE BONDS (cost $11,600,000)		$6,592,740

Schedule of Investments	Security Equity Fund
December 31, 2008	Mid Cap Value Series

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 1.7%
UMB Financial Corp, 0.05%, dated 12/31/08, matures 1/02/09; repurchase amount $12,483,035 (Collateralized by U.S. Treasury Note, 4.50%, 2/15/09 and U.S. Treasury Note, 3.25%, 1/15/09 with values of $8,874,811 and $3,857,901 respectively)	$12,483,000	$12,483,000

TOTAL REPURCHASE AGREEMENT (cost $12,483,000)		$12,483,000

Total Investments - 100.1%
(cost $1,013,494,513)		$731,911,059
Liabilities, Less Cash & Other Assets - (0.1)%		(982,144)

Total Net Assets - 100.0%		$730,928,915

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $1,014,760,547.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $51,348,049 (cost $119,478,438), or 7.0% of total net assets.

[2]	Investment in an affiliated issuer. The total market value of affiliated issues is $43,302,025 (cost $100,374,750), or 5.9% of total net assets. See Affiliated Transactions in notes to financials.

[3]	Security is segregated as collateral for open written option contracts.

[4]	Portion of security is delayed in delivery due to executing broker’s bankruptcy declaration.

[5]	Security was acquired through a private placement.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $3,391,240 (cost $4,000,000), or 0.5% of total net assets.

Schedule of Investments	Security Equity Fund
December 31, 2008	Mid Cap Value Institutional Series

	Shares	Value
COMMON STOCKS - 92.6%
Aerospace & Defense - 0.4%
Argon ST, Inc. *	3,400	$64,124

Apparel Retail - 2.2%
Brown Shoe Company, Inc.	16,800	142,296
Chico’s FAS, Inc. *	42,600	178,068
Talbots, Inc.	28,000	66,920

		387,284

Apparel, Accessories & Luxury Goods - 1.9%
Fossil, Inc. *	5,500	91,850
Maidenform Brands, Inc. *	17,100	173,565
Oxford Industries, Inc.	6,800	59,636

		325,051

Application Software - 0.1%
EPIQ Systems, Inc. *	562	9,391

Biotechnology - 0.1%
Combinatorx, Inc. *	14,800	9,176

Building Products - 0.6%
Trex Company, Inc. *	6,600	108,636

Coal & Consumable Fuels - 1.0%
Evergreen Energy, Inc. *	108,700	31,523
USEC, Inc. *	31,800	142,782

		174,305

Communications Equipment - 0.8%
Symmetricom, Inc. 1,*	33,600	132,720

Computer Storage & Peripherals - 0.2%
STEC, Inc. *	8,200	34,932

Construction & Engineering - 5.0%
Insituform Technologies, Inc. *	16,800	330,792
Quanta Services, Inc. *	14,200	281,160
URS Corporation *	6,500	265,005

		876,957

Construction Materials - 0.9%
Eagle Materials, Inc.	8,500	156,485

Consumer Finance - 0.5%
First Marblehead Corporation *	61,936	79,897

Data Processing & Outsourced Services - 6.1%
Affiliated Computer Services, Inc. *	12,100	555,995
Computer Sciences Corporation *	13,400	470,876
Gevity HR, Inc.	32,800	49,528

		1,076,399

Electric Utilities - 7.7%
Allete, Inc.	4,171	134,598
Empire District Electric Company	4,400	77,440
Great Plains Energy, Inc.	20,500	396,265
Northeast Utilities	9,900	238,194
Pepco Holdings, Inc.	9,300	165,168
Westar Energy, Inc.	16,300	334,313

		1,345,978

Electrical Components & Equipment - 0.9%
Power-One, Inc. 1,*	123,600	147,084
UQM Technologies, Inc. 1,*	12,000	15,000

		162,084

Electronic Manufacturing Services - 0.9%
Maxwell Technologies, Inc. 1,*	30,900	156,663

Exchange Traded Funds - 4.4%
iShares Russell 2000 Value Index Fund	7,800	383,526
iShares S&P MidCap 400	7,600	382,432

		765,958

Forest Products - 0.3%
Louisiana-Pacific Corporation	30,000	46,800

Gas Utilities - 1.5%
Atmos Energy Corporation	11,200	265,440

Health Care Equipment - 0.2%
Aspect Medical Systems, Inc. *	9,400	31,678

Health Care Facilities - 1.2%
Community Health Systems, Inc. *	14,500	211,410

Health Care Services - 1.7%
Pediatrix Medical Group, Inc. *	7,100	225,070
Providence Service Corporation *	2,300	3,335
RehabCare Group, Inc. *	5,660	85,806

		314,211

Highways & Railtracks - 0.4%
Quixote Corporation [1]	10,400	67,600

Home Furnishings - 1.3%
Leggett & Platt, Inc.	14,600	221,774

Human Resource & Employment Services - 0.6%
Administaff, Inc. [2]	5,200	112,528

Industrial Conglomerates - 1.3%
McDermott International, Inc. *	23,100	228,228

Industrial Machinery - 1.0%
Harsco Corporation	6,500	179,920

Multi-Line Insurance - 1.8%
American Financial Group, Inc. [2]	13,800	315,744

Multi-Utilities - 3.4%
NorthWestern Corporation	14,800	347,356
SCANA Corporation [2]	6,900	245,640

		592,996

Oil & Gas Drilling - 1.1%
Helmerich & Payne, Inc.	8,300	188,825

Oil & Gas Equipment & Services - 1.1%
Global Industries, Ltd. *	56,600	197,534

Schedule of Investments	Security Equity Fund
December 31, 2008	Mid Cap Value Institutional Series

	Shares	Value
COMMON STOCKS - 92.6% (continued)
Oil & Gas Exploration & Production - 2.5%
Goodrich Petroleum Corporation *	1,700	$50,915
Gulfport Energy Corporation *	9,300	36,735
Newfield Exploration Company 3,*	6,200	122,450
PetroHawk Energy Corporation *	13,500	211,005

		421,105

Oil & Gas Storage & Transportation - 1.3%
Southern Union Company	17,790	231,982

Packaged Foods & Meats - 7.5%
Del Monte Foods Company	10,000	71,400
Hormel Foods Corporation [2]	14,700	456,876
JM Smucker Company	8,800	381,568
Smithfield Foods, Inc. *	18,200	256,074
TreeHouse Foods, Inc. *	5,000	136,200

		1,302,118

Paper Packaging - 3.4%
Bemis Company, Inc.	14,700	348,096
Sonoco Products Company	10,900	252,444

		600,540

Paper Products - 1.5%
Schweitzer-Mauduit International, Inc.	12,700	254,254

Property & Casualty Insurance - 9.0%
Alleghany Corporation *	1,000	282,000
Assured Guaranty, Ltd. [2]	11,200	127,680
Employers Holdings, Inc.	6,600	108,900
Hanover Insurance Group, Inc.	9,900	425,403
United America Indemnity, Ltd. *	6,300	80,703
W.R. Berkley Corporation	17,800	551,800

		1,576,486

Railroads - 0.7%
Kansas City Southern *	6,400	121,920

Regional Banks - 5.2%
Commerce Bancshares, Inc.	5,600	246,120

First Horizon National Corporation [2]	10,489.211	110,871
Old National Bancorp [2]	2,400	43,584
Wilmington Trust Corporation	23,010	511,742

		912,317

Research & Consulting Services - 3.4%
ICF International, Inc. *	12,400	304,668
Navigant Consulting, Inc. 2,*	17,800	282,486

		587,154

Restaurants - 0.3%
Red Robin Gourmet Burgers, Inc. *	3,600	60,588

Security & Alarm Services - 1.4%
GeoEye, Inc. *	12,600	242,298

Semiconductor Equipment - 0.8%
Ultratech, Inc. *	12,000	143,520

Semiconductors - 3.3%
IXYS Corporation [1]	65,800	543,508
RF Micro Devices, Inc. *	38,100	29,718

		573,226

Specialty Chemicals - 0.9%
Landec Corporation *	11,400	75,012
Zoltek Companies, Inc. *	8,900	80,011

		155,023

Trucking - 0.8%
Old Dominion Freight Line, Inc. *	1,070	30,452
Saia, Inc. *	9,400	102,084

		132,536

TOTAL COMMON STOCKS (cost $19,493,735)		$16,155,795

Total Investments - 92.6%
(cost $19,493,735)		$16,155,795
Cash & Other Assets, Less Liabilities - 7.4%		1,282,622

Total Net Assets - 100.0%		$17,438,417

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $19,493,735.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $1,062,575 (cost $1,562,051), or 6.1% of total net assets.

[2]	Security is segregated as collateral for open written option contracts.

[3]	Portion of security is delayed in delivery due to executing broker’s bankruptcy declaration.

Schedule of Investments	Security Equity Fund
December 31, 2008	Select 25 Series

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	26,030	$854,565

Apparel, Accessories & Luxury Goods - 2.6%
Coach, Inc. *	35,900	745,643

Asset Management & Custody Banks - 3.5%
Bank of New York Mellon Corporation	35,405	1,003,024

Biotechnology - 7.3%
Celgene Corporation *	15,635	864,303
Gilead Sciences, Inc. *	24,245	1,239,889

		2,104,192

Cable & Satellite - 3.3%
Comcast Corporation	56,070	946,462

Communications Equipment - 6.6%
Cisco Systems, Inc. *	49,935	813,941
Qualcomm, Inc.	29,970	1,073,825

		1,887,766

Computer Hardware - 7.8%
Apple, Inc. *	12,450	1,062,608
Hewlett-Packard Company	32,660	1,185,230

		2,247,838

Drug Retail - 3.4%
CVS Caremark Corporation	34,220	983,483

Electrical Components & Equipment - 4.5%
Emerson Electric Company	35,095	1,284,828

Fertilizers & Agricultural Chemicals - 5.3%
Monsanto Company	11,485	807,970
Mosaic Company	20,650	714,490

		1,522,460

Home Improvement Retail - 2.5%
Lowe’s Companies, Inc.	33,750	726,300

Household Products - 2.0%
Colgate-Palmolive Company	8,450	579,163

Hypermarkets & Super Centers - 4.4%
Wal-Mart Stores, Inc.	22,330	1,251,819

Industrial Gases - 2.5%
Air Products & Chemicals, Inc.	14,460	726,904

Internet Software & Services - 3.9%
Google, Inc. *	3,640	1,119,846

Life & Health Insurance - 1.6%
MetLife, Inc.	13,500	470,610

Life Sciences Tools & Services - 3.3%
Thermo Fisher Scientific, Inc. *	28,105	957,537

Oil & Gas Drilling - 4.4%
Nabors Industries, Ltd. *	43,560	521,413
Transocean, Ltd. *	15,660	739,935

		1,261,348

Other Diversified Financial Services - 3.6%
JPMorgan Chase & Company	32,800	1,034,184

Packaged Foods & Meats - 3.1%
General Mills, Inc.	14,685	892,114

Pharmaceuticals - 7.2%
Johnson & Johnson	14,550	870,527
Teva Pharmaceutical Industries, Ltd. ADR	28,000	1,191,960

		2,062,487

Railroads - 4.2%
Burlington Northern Santa Fe Corporation	16,090	1,218,174

Restaurants - 3.6%
McDonald’s Corporation	16,490	1,025,513

Systems Software - 3.1%
Oracle Corporation *	51,015	904,496

TOTAL COMMON STOCKS (cost $37,721,322)		$27,810,756

Total Investments - 96.7%
(cost $37,721,322)		$27,810,756
Cash & Other Assets, Less Liabilities - 3.3%		961,939

Total Net Assets - 100.0%		$28,772,695

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $37,814,340.
ADR American Depositary Receipt

*	Non-income producing security

Schedule of Investments	Security Equity Fund
December 31, 2008	Small Cap Growth Series

	Shares	Value
COMMON STOCKS - 93.6%
Apparel, Accessories & Luxury Goods - 2.4%
FGX International Holdings, Ltd. *	15,100	$207,474
Hanesbrands, Inc. *	7,700	98,175

		305,649

Application Software - 3.1%
Informatica Corporation *	13,600	186,728
Solera Holdings, Inc. *	7,800	187,980

		374,708

Asset Management & Custody Banks - 0.8%
Westwood Holdings Group, Inc.	3,700	105,117

Biotechnology - 2.5%
GTx, Inc. *	7,400	124,616
Martek Biosciences Corporation	6,200	187,922

		312,538

Casinos & Gaming - 3.0%
Penn National Gaming, Inc. *	8,200	175,316
WMS Industries, Inc. *	7,800	209,820

		385,136

Computer Storage & Peripherals - 1.8%
QLogic Corporation *	16,800	225,792

Construction & Farm Machinery & Heavy Trucks - 1.7%
Wabtec Corporation	5,300	210,675

Data Processing & Outsourced Services - 1.7%
CSG Systems International, Inc. *	12,200	213,134

Diversified Chemicals - 1.3%
Olin Corporation	9,300	168,144

Diversified Support Services - 1.4%
Ritchie Bros Auctioneers, Inc.	8,400	179,928

Education Services - 2.0%
Capella Education Company *	2,000	117,520
DeVry, Inc.	2,400	137,784

		255,304

Electric Utilities - 1.4%
ITC Holdings Corporation	3,900	170,352

Electronic Equipment & Instruments - 1.6%
Rofin-Sinar Technologies, Inc. *	10,000	205,800

Environmental & Facilities Services - 1.7%
Clean Harbors, Inc. *	3,400	215,696

Exchange Traded Funds - 11.7%
iShares Russell 2000 Growth Index Fund	29,000	1,474,940

Fertilizers & Agricultural Chemicals - 2.0%
Agrium, Inc.	3,700	126,281
Terra Industries, Inc.	7,700	128,359

		254,640

Health Care Equipment - 2.6%
NuVasive, Inc. *	3,300	114,345
Wright Medical Group, Inc. *	10,800	220,644

		334,989

Health Care Facilities - 1.2%
Psychiatric Solutions, Inc. *	5,600	155,960

Health Care Services - 2.4%
CardioNet, Inc. *	5,300	130,645
LHC Group, Inc. *	4,600	165,600

		296,245

Homebuilding - 1.0%
KB Home	8,800	119,856

Household Products - 1.2%
Church & Dwight Company, Inc.	2,800	157,136

Human Resource & Employment Services - 1.9%
Watson Wyatt Worldwide, Inc.	5,100	243,882

Hypermarkets & Super Centers - 1.3%
BJ’s Wholesale Club, Inc. *	4,800	164,448

Industrial Machinery - 3.6%
Badger Meter, Inc.	7,700	223,454
CIRCOR International, Inc.	5,600	154,000
Thermoenergy Corporation 1,*	187,200	84,240

		461,694

Internet Software & Services - 1.0%
Constant Contact, Inc. *	9,200	121,900

Investment Banking & Brokerage - 2.7%
Knight Capital Group, Inc. *	8,100	130,815
Stifel Financial Corporation *	4,600	210,910

		341,725

IT Consulting & Other Services - 1.2%
SRA International, Inc. *	8,900	153,525

Leisure Facilities - 1.3%
Life Time Fitness, Inc. *	12,200	157,990

Life Sciences Tools & Services - 1.9%
PerkinElmer, Inc.	9,000	125,190
Techne Corporation	1,700	109,684

		234,874

Managed Health Care - 1.6%
Magellan Health Services, Inc. *	5,000	195,800

Multi-Line Insurance - 2.6%
Assurant, Inc.	4,200	126,000

Schedule of Investments	Security Equity Fund
December 31, 2008	Small Cap Growth Series

	Shares	Value
COMMON STOCKS - 93.6% (continued)
Multi-Line Insurance - 2.6% (continued)
HCC Insurance Holdings, Inc.	7,500	$200,625

		326,625

Oil & Gas Equipment & Services - 1.6%
Oil States International, Inc. *	4,700	87,843
Superior Energy Services, Inc. *	7,000	111,510

		199,353

Oil & Gas Exploration & Production - 4.5%
Bill Barrett Corporation *	6,800	143,684
Comstock Resources, Inc. *	3,400	160,650
Goodrich Petroleum Corporation *	4,800	143,760
Petroquest Energy, Inc. *	18,000	121,680

		569,774

Packaged Foods & Meats - 2.1%
Dean Foods Company *	7,300	131,181
Green Mountain Coffee Roasters, Inc. *	3,300	127,710

		258,891

Pharmaceuticals - 1.8%
Perrigo Company	7,100	229,401

Property & Casualty Insurance - 1.0%
ProAssurance Corporation *	2,400	126,672

Railroads - 1.3%
Kansas City Southern *	8,300	158,115

Regional Banks - 1.3%
TCF Financial Corporation	11,900	162,554

Research & Consulting Services - 1.0%
FTI Consulting, Inc. *	2,700	120,636

Restaurants - 2.7%
Burger King Holdings, Inc.	8,000	191,040
Red Robin Gourmet Burgers, Inc. *	8,500	143,055

		334,095

Semiconductor Equipment - 0.6%
Tessera Technologies, Inc. *	6,500	77,220

Semiconductors - 2.0%
Microsemi Corporation *	9,600	121,344
Silicon Laboratories, Inc. *	5,400	133,812

		255,156

Steel - 1.3%
Haynes International, Inc. *	6,400	157,568

Systems Software - 1.6%
Sybase, Inc. *	8,200	203,114

Technology Distributors - 1.7%
Avnet, Inc. *	12,000	218,520

Wireless Telecommunication Services - 1.5%
NII Holdings, Inc. *	10,400	$189,072

TOTAL COMMON STOCKS (cost $10,912,007)		$11,784,343

Total Investments - 93.6%
(cost $10,912,007)		$11,784,343
Cash & Other Assets, Less Liabilities - 6.4%		803,141

Total Net Assets - 100.0%		$12,587,484

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $11,297,314.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $84,240 (cost $91,728), or 0.7% of total net assets.

Schedule of Investments	Security Equity Fund
December 31, 2008	Small Cap Value Series

	Shares	Value
COMMON STOCKS - 91.6%
Apparel Retail - 2.4%
Brown Shoe Company, Inc.	1,500	$12,705
Chico’s FAS, Inc. *	3,000	12,540
Talbots, Inc.	1,900	4,541

		29,786

Apparel, Accessories & Luxury Goods - 2.9%
Fossil, Inc. *	800	13,360
Maidenform Brands, Inc. *	1,600	16,240
Oxford Industries, Inc.	800	7,016

		36,616

Biotechnology - 0.1%
Combinatorx, Inc. *	2,900	1,798

Building Products - 1.1%
Trex Company, Inc. *	800	13,168

Coal & Consumable Fuels - 1.4%
Evergreen Energy, Inc. *	9,400	2,726
USEC, Inc. *	3,300	14,817

		17,543

Communications Equipment - 1.5%
Symmetricom, Inc. 1,*	4,800	18,960

Computer Storage & Peripherals - 0.5%
STEC, Inc. *	1,500	6,390

Construction & Engineering - 2.2%
Insituform Technologies, Inc. *	1,400	27,566

Construction Materials - 1.3%
Eagle Materials, Inc.	900	16,569

Consumer Finance - 0.7%
First Marblehead Corporation *	6,899	8,900

Data Processing & Outsourced Services - 0.8%
Gevity HR, Inc.	6,300	9,513

Electric Utilities - 3.9%
Allete, Inc.	404	13,037
Empire District Electric Company	1,000	17,600
Westar Energy, Inc.	900	18,459

		49,096

Electrical Components & Equipment - 2.5%
LaBarge, Inc. *	700	10,045
Power-One, Inc. 1,*	11,200	13,328
UQM Technologies, Inc. 1,*	6,500	8,125

		31,498

Electronic Manufacturing Services - 1.2%
Maxwell Technologies, Inc. 1,*	3,000	15,210

Exchange Traded Funds - 3.5%
iShares Russell 2000 Value Index Fund	900	44,253

Food Retail - 1.5%
Winn-Dixie Stores, Inc. *	1,200	19,320

Forest Products - 1.1%
Louisiana-Pacific Corporation	9,200	14,352

Gas Utilities - 1.5%
Atmos Energy Corporation	800	18,960

Health Care Equipment - 0.5%
Aspect Medical Systems, Inc. *	1,900	6,403

Health Care Facilities - 0.5%
Health Management Associates, Inc. *	3,300	5,907

Health Care Services - 2.0%
Pediatrix Medical Group, Inc. *	700	22,190
Providence Service Corporation *	1,700	2,465

		24,655

Highways & Railtracks - 0.9%
Quixote Corporation [1]	1,800	11,700

Human Resource & Employment Services - 1.0%
Administaff, Inc. [2]	600	12,984

Industrial Conglomerates - 1.9%
McDermott International, Inc. *	2,400	23,712

IT Consulting & Other Services - 1.8%
CACI International, Inc. *	500	22,545

Multi-Sector Holdings - 1.7%
Pico Holdings, Inc. *	800	21,264

Multi-Utilities - 2.1%
NorthWestern Corporation	1,100	25,817

Oil & Gas Equipment & Services - 3.3%
Global Industries, Ltd. *	6,200	21,638
Tesco Corporation *	2,700	19,278

		40,916

Oil & Gas Exploration & Production - 3.4%
GMX Resources, Inc. *	600	15,192
Goodrich Petroleum Corporation *	600	17,970
Gulfport Energy Corporation *	1,000	3,950
PetroHawk Energy Corporation *	400	6,252

		43,364

Packaged Foods & Meats - 3.8%
Del Monte Foods Company	3,500	24,990
TreeHouse Foods, Inc. *	800	21,792

		46,782

Paper Packaging - 1.7%
Bemis Company, Inc.	900	21,312

Schedule of Investments	Security Equity Fund
December 31, 2008	Small Cap Value Series

	Shares	Value
COMMON STOCKS - 91.6% (continued)
Paper Products - 2.1%
Schweitzer-Mauduit International, Inc.	1,300	$26,026

Property & Casualty Insurance - 3.2%
Assured Guaranty, Ltd. [2]	900	10,260
Hanover Insurance Group, Inc.	700	30,079

		40,339

Regional Banks - 7.7%
Arrow Financial Corporation	800	20,112
Commerce Bancshares, Inc.	420	18,459
Tompkins Financial Corporation	400	23,180
Wilmington Trust Corporation [2]	1,550	34,472

		96,223

Research & Consulting Services - 5.1%
ICF International, Inc. *	1,300	31,941
Navigant Consulting, Inc. 2,*	1,300	20,631
School Specialty, Inc. *	600	11,472

		64,044

Restaurants - 3.0%
BJ’s Restaurants, Inc. *	2,500	26,925
Red Robin Gourmet Burgers, Inc. *	600	10,098

		37,023

Security & Alarm Services - 2.5%
GeoEye, Inc. *	1,600	30,768

Semiconductors - 6.2%
Anadigics, Inc. *	13,000	19,240
IXYS Corporation [1]	4,200	34,692
RF Micro Devices, Inc. *	11,100	8,658
Supertex, Inc. *	600	14,406

		76,996

Specialty Chemicals - 3.4%
Landec Corporation *	3,100	20,398
Zoltek Companies, Inc. *	2,400	21,576

		41,974

Trucking - 3.7%
Old Dominion Freight Line, Inc. *	320	9,107
Saia, Inc. *	1,700	18,462
Universal Truckload Services, Inc. *	1,300	18,408

		45,977

TOTAL COMMON STOCKS (cost $1,308,709)		$1,146,229

Total Investments - 91.6%
(cost $1,308,709)		$1,146,229
Cash & Other Assets, Less Liabilities - 8.4%		105,399

Total Net Assets - 100.0%		$1,251,628

For federal income tax purposes the identified cost of investments owned at December 31, 2008 was $1,308,709.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $102,015 (cost $132,559), or 8.2% of total net assets.

[2]	Security is segregated as collateral for open written option contracts.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation (Depreciation) on Investments
     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at December 31, 2008 were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)

Security Equity Fund:
All Cap Value Series	$9,359	$(160,652)	$(151,293)
Alpha Opportunity Series	181,367	(3,885,210)	(3,703,843)
Equity Series	6,411,518	(67,155,079)	(60,743,561)
Global Series	1,426,983	(8,887,036)	(7,460,053)
Global Institutional Series	142,027	(461,365)	(319,338)
Mid Cap Value Series	25,145,280	(307,994,768)	(282,849,488)
Mid Cap Value Institutional Series	651,264	(3,989,204)	(3,337,940)
Select 25 Series	299,299	(10,302,883)	(10,003,584)
Small Cap Growth Series	954,194	(467,165)	487,029
Small Cap Value Series	90,864	(253,344)	(162,480)
2. Open Futures Contracts
     Open futures contracts for Alpha Opportunity Series as of December 31, 2008 were as follows:

		Number of	Expiration	Contract	Market	Unrealized
	Position	Contracts	Date	Amount	Value	Gain/(Loss)

Alpha Opportunity Series
S&P 500 Index Future	Long	21	03-20-2009	4,666,826	$4,725,525	$58,699

3. Options Written
The following options written were outstanding for Mid Cap Value Series, Mid Cap Value Insitutional Series and Small Cap Value Series at December 31, 2008:

Mid Cap Value Series Call Options Written Outstanding
	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Administaff, Inc.	1/16/2009	$30.00	903	$4,515
Assured Guaranty, Ltd.	1/16/2009	15.00	1,109	22,180
Commerce Bancshares, Inc.	2/20/2009	45.00	739	280,820
First Horizon National Corporation	1/16/2009	10.00	3,103	310,300
Navigant Consulting, Inc.	4/17/2009	20.00	1,816	136,200
Old National Bancorp	3/20/2009	17.50	1,586	293,410
SCANA Corporation	1/16/2009	35.00	1,039	155,850

Total call options outstanding (premiums received, $2,007,521)			10,295	$1,203,275

Mid Cap Value Series Put Options Written Outstanding
	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Kansas City Southern	1/19/2009	$17.50	1,750	$131,250
McDermott International, Inc.	1/19/2009	$7.50	4,640	46,400
PetroHawk Energy Corporation	3/20/2009	$7.50	2,989	89,670
URS Corporation	1/16/2009	$22.50	1,360	6,800

Total put options outstanding (premiums received, $1,580,538)			10,739	274,120

NOTES TO FINANCIAL STATEMENTS (continued)
3. Options Written (continued)

Mid Cap Value Institutional Series Call Options Written Outstanding
	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Assured Guaranty, Ltd.	1/16/2009	$15.00	36	$720
Administaff, Inc.	1/16/2009	30.00	21	105
First Horizon National Corporation	1/16/2009	10.00	77	7,700
Navigant Consulting, Inc.	4/17/2009	20.00	41	3,075
Old National Bancorp	3/20/2009	17.50	24	4,440
SCANA Corporation	1/17/2009	35.00	24	3,600

Total call options outstanding (premiums received, $38,062)			223	$19,640

Mid Cap Value Institutional Series Put Options Written Outstanding
	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Kansas City Southern	1/16/2009	$17.50	30	$2,250
McDermott International, Inc.	1/16/2009	$7.50	95	950
PetroHawk Energy Corporation	3/20/2009	$7.50	57	1,710
URS Corporation	1/16/2009	$22.50	22	110

Total put options outstanding (premiums received, $29,147)			204	5,020

Small Cap Value Series Call Options Written Outstanding
	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Assured Guaranty, Ltd.	1/16/2009	$15.00	3	$60
Administaff, Inc.	1/16/2009	30.00	1	5
Navigant Consulting, Inc.	4/17/2009	20.00	3	225

Total call options outstanding (premiums received, $1,277)			7	$290

Small Cap Value Series Put Options Written Outstanding
	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

URS Corporation	1/16/2009	$22.50	2	$10

Total put options outstanding (premiums received, $506)			2	10

NOTES TO FINANCIAL STATEMENTS (continued)
4. Affiliated Issuers
     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Mid Cap Value Series as of December 31, 2008 amounted to $43,302,025 which represents 5.9% of net assets. There were no affiliated companies held in any other Series. Transactions in Mid Cap Value Series during the period ended December 31, 2008 in which the portfolio company is an “affiliated person” are as follows:

	Balance	Gross	Gross	Balance	Realized	Investment
	9/30/2008	Additions	Reductions	12/31/2008	Gain/(Loss)	Income

Bimini Capital Management, Inc. (Shares)	1,474,400	—	—	1,474,400	—	—
Bimini Capital Management, Inc. (Cost)	$16,310,457	$—	$—	$16,310,457	$—	$—

Hydrogen Corporation (Shares)	1,260,000	—	—	1,260,000	—	—
Hydrogen Corporation (Cost)	$5,225,328	$—	$—	$5,225,328	$—	$—

IXYS Corporation (Shares)	2,410,360	338,540	—	2,748,900	—	—
IXYS Corporation (Cost)	$20,342,793	$2,792,880	$—	$23,135,673	$—	$242,704

Maxwell Technologies, Inc. (Shares)	1,325,300	120,700	—	1,446,000	—	—
Maxwell Technologies, Inc. (Cost)	$14,607,503	$1,114,061	$—	$15,721,564	$—	$—

Power-One, Inc. Corporation (Shares)	5,626,300	—	—	5,626,300	—	—
Power-One, Inc. Corporation (Cost)	$26,663,702	$—	$—	$26,663,702	$—	$—

Power-One, Inc. (Shares)	4,000,000	—	—	4,000,000
Power-One, Inc. (Cost)	$4,000,000	$—	$—	$4,000,000		$80,000

Quixote Corporation (Shares)	479,100	—	—	479,100	—	—
Quixote Corporation (Cost)	$9,318,028	$—	$—	$9,318,028	$—	$—

*	As a result of Mid Cap Value Series’ beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.
The three levels of fair value hierarchy under FAS 157 are listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments:

		LEVEL 1	LEVEL 2	LEVEL 3
			significant
		quoted prices in	other	significant
		active markets for	observable	unobservable
Description	Total	identical assets	inputs	inputs

Security Equity Fund:
All Cap Value
Securities	$652,012	$652,012	$—	$—

Alpha Opportunity Series
Assets:
Securities	$24,682,415	$16,026,085	$8,656,330	$—
Futures	$58,699	$58,699	$—	$—

Total	$24,741,114	$16,084,784	$8,656,330	$—

Liabilities:
Securities (sold short)	$7,441,016	$99,640	$—	$7,341,376

Total	$7,441,016	$99,640	$—	$7,341,376

Equity Series
Securities	$161,301,251	$161,301,251	$—	$—

Global Series
Securities	$93,069,892	$86,861,119	$6,208,773	$—

Global Institutional Series
Securities	$6,540,605	$6,056,906	$483,699	$—

Mid Cap Value Series
Assets:
Securities	$731,911,059	$712,789,067	$19,121,992	$—

Liabilities:
Written Options (net of premiums received)	$2,110,664	$2,110,664	$—	$—

Mid Cap Value Institutional Series
Assets:
Securities	$16,155,795	$16,155,795	$—	$—

Liabilities:
Written Options (net of premiums received)	$42,549	$42,549	$—	$—

Select 25 Series
Securities	$27,810,756	$27,810,756	$—	$—

Small Cap Growth Series
Securities	$11,784,343	$11,784,343	$—	$—

Small Cap Value Series
Assets:
Securities	$1,146,229	$1,146,229	$—	$—

Liabilities:
Written Options (net of premiums received)	$1,483	$1,483	$—	$—

NOTES TO FINANCIAL STATEMENTS (continued)
6. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
LEVEL 3 — Fair value measurement using significant
unobservable inputs

Investments

Alpha Opportuntiy Series
ASSETS:
Beginning Balance	$—
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	174,683
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	7,166,693

Ending Balance	7,341,376
7. Security Valuation
     Security Valuation – Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY EQUITY FUND
By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President
Date: February 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President
Date: February 27, 2009

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer
Date: February 27, 2009